Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Communication Services - 1.4%
Frontier Communications Parent, Inc. (a)	32,489	$1,161,807
Iridium Communications, Inc.	17,112	491,970
New York Times Co. - Class A	24,231	1,315,743
Nexstar Media Group, Inc.	4,385	671,870
TKO Group Holdings, Inc. (a)	9,795	1,520,282
Warner Music Group Corp. - Class A (b)	21,283	676,799
ZoomInfo Technologies, Inc. (a)	40,780	419,626
		6,258,097

Consumer Discretionary - 13.9%
Abercrombie & Fitch Co. - Class A (a)	7,679	916,719
Aramark	39,135	1,522,743
Autoliv, Inc. (b)	10,625	1,027,012
AutoNation, Inc. (a)(b)	3,937	742,321
Boyd Gaming Corp. (b)	9,962	763,587
Brunswick Corp.	9,945	670,691
Burlington Stores, Inc. (a)	9,309	2,643,104
Capri Holdings Ltd. (a)	17,726	439,250
Chewy, Inc. - Class A (a)	24,631	960,116
Choice Hotels International, Inc. (b)	3,361	495,176
Churchill Downs, Inc.	10,816	1,336,641
Columbia Sportswear Co. (b)	4,817	425,341
Crocs, Inc. (a)	8,762	894,337
Dick's Sporting Goods, Inc. (b)	8,629	2,071,391
Duolingo, Inc. (a)	5,600	2,038,344
Five Below, Inc. (a)	8,269	775,467
Floor & Decor Holdings, Inc. (a)	15,799	1,581,480
GameStop Corp. (a)(b)	60,044	1,615,184
Gap, Inc.	33,384	803,553
Gentex Corp.	34,194	886,308
Goodyear Tire & Rubber Co. (a)	42,895	380,479
Graham Holdings Co. - Class B	506	469,983
Grand Canyon Education, Inc. (a)	4,326	759,819
H&R Block, Inc. (b)	20,104	1,111,952
Harley-Davidson, Inc.	17,224	466,081
Hilton Grand Vacations, Inc. (a)	9,322	384,066
Hyatt Hotels Corp. - Class A (b)	6,360	1,006,343
KB Home (b)	10,587	710,388
Lear Corp.	8,166	768,339
Light & Wonder, Inc. (a)	13,115	1,152,940
Lithia Motors, Inc.	3,951	1,485,971
Macy's, Inc.	41,697	649,639
Marriott Vacations Worldwide Corp.	4,839	419,880
Mattel, Inc. (a)	50,654	944,191
Murphy USA, Inc.	2,704	1,359,869
Nordstrom, Inc. (b)	14,569	352,570
Ollie's Bargain Outlet Holdings, Inc. (a)	8,982	1,001,583
Penske Automotive Group, Inc.	2,806	464,758
Planet Fitness, Inc. - Class A (a)	12,504	1,352,433
Polaris, Inc.	7,883	376,019
PVH Corp.	8,390	751,744
RH (a)	2,249	942,578
Service Corp. International	21,485	1,678,408
Skechers USA, Inc. - Class A (a)	19,545	1,472,520
Taylor Morrison Home Corp. (a)	15,558	1,002,869
Tempur Sealy International, Inc. (b)	25,797	1,628,823
Texas Roadhouse, Inc.	9,845	1,782,929
Thor Industries, Inc. (b)	7,985	821,177
Toll Brothers, Inc.	14,995	2,036,471
TopBuild Corp. (a)	4,351	1,491,001
Travel + Leisure Co.	10,285	559,093
Under Armour, Inc. - Class A (a)	28,389	237,048
Under Armour, Inc. - Class C (a)	19,508	146,895
Vail Resorts, Inc. (b)	5,630	957,776
Valvoline, Inc. (a)(b)	19,379	719,155
Visteon Corp. (a)	4,151	348,933
Wendy's Co. (b)	25,747	381,828
Whirlpool Corp. (b)	8,053	845,646
Williams-Sonoma, Inc. (b)	18,767	3,966,781
Wingstop, Inc.	4,341	1,293,184
Wyndham Hotels & Resorts, Inc.	11,427	1,200,064
YETI Holdings, Inc. (a)(b)	12,754	475,214
		62,966,205

Consumer Staples - 4.8%
BellRing Brands, Inc. (a)	19,029	1,471,893
BJ's Wholesale Club Holdings, Inc. (a)	19,581	1,939,498
Boston Beer Co., Inc. - Class A (a)	1,292	323,866
Casey's General Stores, Inc. (b)	5,516	2,326,483
Celsius Holdings, Inc. (a)(b)	22,740	568,045
Coca-Cola Consolidated, Inc.	884	1,208,976
Coty, Inc. - Class A (a)(b)	54,922	402,578
Darling Ingredients, Inc. (a)	23,907	895,556
elf Beauty, Inc. (a)(b)	8,472	846,438
Flowers Foods, Inc. (b)	29,449	575,728
Ingredion, Inc.	9,582	1,307,368
Lancaster Colony Corp.	2,898	489,009
Maplebear, Inc. (a)	24,262	1,171,369
Performance Food Group Co. (a)	23,029	2,079,749
Pilgrim's Pride Corp. (a)	6,054	281,753
Post Holdings, Inc. (a)	7,122	756,072
Sprouts Farmers Market, Inc. (a)	14,920	2,362,433
US Foods Holding Corp. (a)	34,761	2,465,598
		21,472,412

Energy - 4.5%
Antero Midstream Corp.	50,656	812,522
Antero Resources Corp. (a)	43,044	1,606,402
ChampionX Corp.	28,636	820,135
Chord Energy Corp.	8,960	1,007,552
Civitas Resources, Inc.	13,349	677,595
CNX Resources Corp. (a)	22,444	614,517
DT Midstream, Inc.	14,300	1,445,444
Expand Energy Corp.	31,190	3,168,904
HF Sinclair Corp.	24,038	867,291
Matador Resources Co.	17,446	1,011,868
Murphy Oil Corp.	20,605	548,711
NOV, Inc.	58,488	845,152
Ovintiv, Inc.	38,665	1,632,436
PBF Energy, Inc. - Class A	14,711	430,444
Permian Resources Corp.	93,519	1,370,053
Range Resources Corp.	35,837	1,327,403
Valaris Ltd. (a)	9,833	471,394
Viper Energy, Inc. (b)	15,480	726,012
Weatherford International PLC	10,924	687,666
		20,071,501

Financials - 17.7%
Affiliated Managers Group, Inc.	4,393	825,620
Ally Financial, Inc.	40,733	1,587,365
American Financial Group, Inc.	10,626	1,451,087
Associated Banc-Corp.	24,193	608,212
Bank OZK (b)	15,867	805,885
Brighthouse Financial, Inc. (a)	8,918	550,330
Cadence Bank	26,707	940,086
Carlyle Group, Inc.	31,112	1,747,250
CNO Financial Group, Inc.	15,512	619,549
Columbia Banking System, Inc.	31,504	878,962
Comerica, Inc.	19,300	1,299,276
Commerce Bancshares, Inc. (b)	17,996	1,202,133
Cullen Frost Bankers, Inc.	9,418	1,312,869
East West Bancorp, Inc.	20,487	2,109,546
Equitable Holdings, Inc.	46,761	2,544,734
Essent Group Ltd.	15,969	930,194
Euronet Worldwide, Inc. (a)	6,204	611,094
Evercore, Inc.	5,258	1,531,498
Federated Hermes, Inc.	11,712	465,786
Fidelity National Financial, Inc. (b)	38,461	2,237,276
First American Financial Corp.	15,483	978,835
First Financial Bankshares, Inc.	19,332	720,310
First Horizon Corp.	78,742	1,723,662
FirstCash Holdings, Inc.	5,856	639,182
Flagstar Financial, Inc. (b)	42,831	506,691
FNB Corp.	54,056	848,139
Glacier Bancorp, Inc.	17,053	847,023
Hamilton Lane, Inc. - Class A (b)	6,096	970,361
Hancock Whitney Corp.	12,953	773,812
Hanover Insurance Group, Inc.	5,415	828,982
Home BancShares, Inc.	27,013	815,523
Houlihan Lokey, Inc.	7,885	1,432,862
Interactive Brokers Group, Inc.	16,153	3,512,308
International Bancshares Corp.	8,042	529,887
Janus Henderson Group PLC	19,128	859,421
Jefferies Financial Group, Inc.	23,979	1,843,745
Kemper Corp.	9,061	608,718
Kinsale Capital Group, Inc. (b)	3,257	1,439,399
MGIC Investment Corp.	38,089	972,793
Morningstar, Inc.	3,968	1,304,044
Old National Bancorp (b)	46,801	1,116,204
Old Republic International Corp.	34,282	1,254,036
Pinnacle Financial Partners, Inc. (b)	11,246	1,403,163
Primerica, Inc.	4,957	1,438,373
Prosperity Bancshares, Inc.	13,981	1,118,480
Reinsurance Group of America, Inc. (b)	9,735	2,218,217
RenaissanceRe Holdings Ltd.	7,716	1,794,587
RLI Corp.	12,198	894,723
Ryan Specialty Holdings, Inc.	15,551	1,035,386
SEI Investments Co.	14,386	1,245,540
Selective Insurance Group, Inc.	9,137	768,696
Shift4 Payments, Inc. - Class A (a)(b)	10,052	1,204,732
SLM Corp.	31,920	890,887
SouthState Corp.	14,667	1,548,689
Stifel Financial Corp.	15,206	1,761,615
Synovus Financial Corp.	20,793	1,173,141
Texas Capital Bancshares, Inc. (a)	6,943	548,150
UMB Financial Corp. (b)	6,676	787,100
United Bankshares, Inc.	20,278	780,703
Unum Group	24,954	1,902,743
Valley National Bancorp	68,556	704,756
Voya Financial, Inc.	14,098	1,000,817
Webster Financial Corp.	25,459	1,533,650
Western Alliance Bancorp	16,200	1,423,494
Western Union Co.	50,817	524,432
WEX, Inc. (a)	5,834	1,072,814
Wintrust Financial Corp.	9,873	1,291,487
Zions Bancorp	21,937	1,269,275
		80,120,339

Health Care - 9.2%
Acadia Healthcare Co., Inc. (a)	13,965	629,961
Amedisys, Inc. (a)	4,919	455,008
Avantor, Inc. (a)	100,677	2,243,084
BioMarin Pharmaceutical, Inc. (a)	28,145	1,783,267
Bio-Rad Laboratories, Inc. - Class A (a)	2,804	1,011,908
Bruker Corp.	16,634	967,267
Chemed Corp.	2,227	1,251,574
Cytokinetics, Inc. (a)	17,741	877,470
DENTSPLY SIRONA, Inc.	29,885	590,528
Doximity, Inc. - Class A (a)	18,768	1,109,189
Encompass Health Corp.	14,825	1,471,678
Ensign Group, Inc.	8,344	1,165,323
Envista Holdings Corp. (a)	25,868	530,811
Exelixis, Inc. (a)	42,030	1,393,294
Globus Medical, Inc. - Class A (a)	16,736	1,551,762
Haemonetics Corp. (a)(b)	7,546	521,051
Halozyme Therapeutics, Inc. (a)	18,552	1,050,785
HealthEquity, Inc. (a)	12,825	1,416,137
Illumina, Inc. (a)	23,460	3,114,080
Jazz Pharmaceuticals PLC (a)	8,874	1,103,659
Lantheus Holdings, Inc. (a)(b)	10,459	967,562
LivaNova PLC (a)	8,161	407,642
Masimo Corp. (a)	6,506	1,133,540
Medpace Holdings, Inc. (a)	3,741	1,306,170
Neogen Corp. (a)	29,640	339,674
Neurocrine Biosciences, Inc. (a)	14,971	2,272,897
Option Care Health, Inc. (a)	24,836	767,929
Penumbra, Inc. (a)	5,699	1,521,462
Perrigo Co. PLC	20,509	510,879
Repligen Corp. (a)	7,732	1,285,136
Roivant Sciences Ltd. (a)	64,568	718,642
Sarepta Therapeutics, Inc. (a)	14,091	1,602,429
Sotera Health Co. (a)	23,009	315,453
Tenet Healthcare Corp. (a)	14,121	1,989,508
United Therapeutics Corp. (a)	6,612	2,321,936
		41,698,695

Industrials - 21.3%
AAON, Inc.	9,895	1,151,580
Acuity Brands, Inc.	4,538	1,508,386
Advanced Drainage Systems, Inc.	10,475	1,266,532
AECOM	19,837	2,091,613
AGCO Corp. (b)	9,310	972,243
American Airlines Group, Inc. (a)	96,927	1,640,005
Applied Industrial Technologies, Inc.	5,709	1,484,511
Avis Budget Group, Inc. (a)	2,537	227,569
Brink's Co. (b)	6,562	612,431
BWX Technologies, Inc.	13,475	1,521,732
CACI International, Inc. - Class A (a)	3,347	1,292,812
Carlisle Cos., Inc.	6,677	2,600,424
Chart Industries, Inc. (a)	6,178	1,307,203
Clean Harbors, Inc. (a)	7,524	1,753,092
CNH Industrial NV	130,479	1,680,570
Comfort Systems USA, Inc.	5,293	2,311,718
Concentrix Corp. (b)	7,055	368,835
Core & Main, Inc. - Class A (a)	28,614	1,614,974
Crane Co.	7,222	1,230,051
Curtiss-Wright Corp.	5,662	1,964,374
Donaldson Co., Inc.	17,783	1,265,972
EMCOR Group, Inc.	6,802	3,047,704
EnerSys	5,987	581,158
Esab Corp.	8,540	1,057,594
ExlService Holdings, Inc. (a)	23,900	1,201,214
Exponent, Inc. (b)	7,638	700,175
Flowserve Corp.	19,288	1,207,815
Fluor Corp. (a)	25,177	1,213,783
Fortune Brands Innovations, Inc.	18,250	1,307,978
FTI Consulting, Inc. (a)	5,167	1,009,373
GATX Corp.	5,347	884,768
Genpact Ltd.	23,814	1,159,504
Graco, Inc.	24,968	2,101,557
GXO Logistics, Inc. (a)	17,962	816,373
Hexcel Corp.	12,173	793,680
Insperity, Inc.	5,335	400,178
ITT, Inc.	12,108	1,828,550
KBR, Inc.	19,528	1,062,714
Kirby Corp. (a)	8,631	942,074
Knight-Swift Transportation Holdings, Inc.	24,041	1,372,501
Landstar System, Inc.	5,304	873,357
Lincoln Electric Holdings, Inc.	8,382	1,666,174
ManpowerGroup, Inc.	7,053	424,732
MasTec, Inc. (a)	9,148	1,327,283
Maximus, Inc.	9,049	681,299
Middleby Corp. (a)	7,984	1,366,382
MSA Safety, Inc.	5,910	973,554
MSC Industrial Direct Co., Inc. - Class A	6,730	541,159
Mueller Industries, Inc.	16,894	1,330,403
NEXTracker, Inc. - Class A (a)(b)	21,595	1,088,820
nVent Electric PLC	24,481	1,593,468
Oshkosh Corp.	9,783	1,138,741
Owens Corning	12,805	2,363,163
Parsons Corp. (a)(b)	7,019	556,396
Paylocity Holding Corp. (a)	6,458	1,327,248
RB Global, Inc.	27,522	2,462,669
RBC Bearings, Inc. (a)(b)	4,596	1,602,855
Regal Rexnord Corp.	9,831	1,560,475
Ryder System, Inc.	6,354	1,012,891
Saia, Inc. (a)(b)	3,946	1,894,514
Science Applications International Corp.	7,443	805,928
Sensata Technologies Holding PLC	22,487	610,747
Simpson Manufacturing Co., Inc.	6,333	1,063,944
Terex Corp. (b)	10,045	483,064
Tetra Tech, Inc.	39,458	1,452,054
Timken Co.	9,587	769,548
Toro Co.	15,237	1,268,785
Trex Co., Inc. (a)	15,724	1,145,179
UFP Industries, Inc.	8,903	1,029,632
Valmont Industries, Inc.	3,013	999,593
Watsco, Inc. (b)	5,153	2,466,174
Watts Water Technologies, Inc. - Class A	4,110	849,866
WESCO International, Inc.	6,547	1,211,195
Woodward, Inc.	8,782	1,626,865
XPO Logistics, Inc. (a)	17,367	2,321,447
		96,444,924

Information Technology - 11.2%
Allegro MicroSystems, Inc. (a)	19,642	473,176
Altair Engineering, Inc. - Class A (a)	8,729	963,245
Amkor Technology, Inc.	17,059	419,822
Appfolio, Inc. - Class A (a)(b)	3,362	786,405
Arrow Electronics, Inc. (a)	7,692	896,503
ASGN, Inc. (a)	6,644	586,067
Aspen Technology, Inc. (a)(b)	3,989	1,051,301
Avnet, Inc.	13,069	675,145
Belden, Inc. (b)	6,061	705,925
BILL Holdings, Inc. (a)	13,985	1,353,328
Blackbaud, Inc. (a)	5,889	454,336
Ciena Corp. (a)	21,333	1,858,958
Cirrus Logic, Inc. (a)	7,984	801,913
Cognex Corp.	25,785	1,028,821
Coherent Corp. (a)	22,887	2,071,045
Commvault Systems, Inc. (a)	6,572	1,046,657
Crane NXT Co. (b)	7,395	473,058
DocuSign, Inc. (a)	30,006	2,902,480
Dolby Laboratories, Inc. - Class A	8,976	751,560
Dropbox, Inc. - Class A (a)	32,646	1,049,569
Dynatrace, Inc. (a)	44,548	2,572,647
Fabrinet (a)	5,316	1,149,372
Flex Ltd. (a)	57,875	2,410,494
Guidewire Software, Inc. (a)	12,402	2,620,171
IPG Photonics Corp. (a)	4,030	295,520
Kyndryl Holdings, Inc. (a)	34,088	1,293,980
Lattice Semiconductor Corp. (a)	20,254	1,154,883
Littelfuse, Inc.	3,732	889,560
Lumentum Holdings, Inc. (a)	10,011	851,536
MACOM Technology Solutions Holdings, Inc. (a)	8,498	1,123,860
Manhattan Associates, Inc. (a)	9,029	1,883,359
MKS Instruments, Inc.	9,865	1,117,507
Novanta, Inc. (a)	5,404	808,763
Onto Innovation, Inc. (a)	7,333	1,501,505
Power Integrations, Inc. (b)	8,552	532,961
Pure Storage, Inc. (a)(b)	46,182	3,130,678
Qualys, Inc. (a)	5,497	766,337
Rambus, Inc. (a)	16,025	987,460
Silicon Laboratories, Inc. (a)	4,879	661,544
Synaptics, Inc. (a)(b)	5,710	484,779
TD SYNNEX Corp.	11,301	1,610,506
Teradata Corp. (a)	14,430	460,461
Universal Display Corp.	6,632	994,269
Vontier Corp.	22,576	870,305
		50,521,771

Materials - 6.3%
Alcoa Corp.	38,372	1,355,299
AptarGroup, Inc.	9,805	1,540,856
Arcadium Lithium PLC (a)	161,713	928,233
Ashland, Inc.	7,344	466,270
Avient Corp.	13,740	589,446
Axalta Coating Systems Ltd. (a)	32,021	1,150,835
Berry Global Group, Inc.	16,827	1,142,890
Cabot Corp.	8,239	712,426
Carpenter Technology Corp.	7,326	1,414,358
Chemours Co.	22,446	426,249
Cleveland-Cliffs, Inc. (a)	72,779	745,257
Commercial Metals Co.	17,125	830,391
Crown Holdings, Inc.	17,550	1,541,943
Eagle Materials, Inc.	4,977	1,277,795
Graphic Packaging Holding Co. (b)	44,095	1,209,526
Greif, Inc. - Class A	3,882	237,656
Knife River Corp. (a)	8,517	882,191
Louisiana-Pacific Corp.	9,164	1,071,913
NewMarket Corp.	1,156	575,711
Olin Corp.	17,530	513,454
Reliance, Inc.	8,074	2,337,423
Royal Gold, Inc.	9,765	1,365,342
RPM International, Inc.	19,207	2,431,606
Scotts Miracle-Gro Co.	6,408	454,712
Silgan Holdings, Inc.	12,202	671,354
Sonoco Products Co.	14,775	703,881
United States Steel Corp.	32,952	1,214,281
Westlake Chemical Corp.	5,030	574,778
		28,366,076

Real Estate - 0.4%
Jones Lang LaSalle, Inc. (a)	7,041	1,991,195

Utilities - 2.6%
ALLETE, Inc.	8,692	570,369
Black Hills Corp.	10,322	606,211
Essential Utilities, Inc.	37,149	1,318,047
IDACORP, Inc.	8,005	880,070
National Fuel Gas Co.	13,740	962,212
New Jersey Resources Corp.	14,915	715,174
Northwestern Energy Group, Inc.	9,224	497,266
OGE Energy Corp.	29,845	1,260,354
ONE Gas, Inc.	8,516	601,570
Ormat Technologies, Inc.	8,584	550,664
Portland General Electric Co.	15,252	627,467
Southwest Gas Holdings, Inc.	9,055	676,228
Spire, Inc.	8,684	616,217
TXNM Energy, Inc. (b)	13,581	656,641
UGI Corp. (b)	32,281	991,995
		11,530,485
TOTAL COMMON STOCKS (Cost $350,294,428)		421,441,700

REAL ESTATE INVESTMENT TRUSTS - 6.7%
Agree Realty Corp. (b)	15,129	1,097,912
American Homes 4 Rent - Class A	46,820	1,621,377
Annaly Capital Management, Inc.	82,604	1,685,948
Brixmor Property Group, Inc.	44,341	1,155,526
COPT Defense Properties	16,909	497,801
Cousins Properties, Inc.	24,999	763,220
CubeSmart	33,292	1,388,276
EastGroup Properties, Inc.	7,244	1,228,727
EPR Properties (b)	11,391	525,125
Equity LifeStyle Properties, Inc.	28,219	1,846,934
First Industrial Realty Trust, Inc.	19,408	1,036,193
Gaming and Leisure Properties, Inc.	40,546	1,962,021
Healthcare Realty Trust, Inc. (b)	53,272	892,306
Independence Realty Trust, Inc. (b)	33,790	649,106
Kilroy Realty Corp.	15,969	623,110
Kite Realty Group Trust	33,029	764,621
Lamar Advertising Co. - Class A	12,958	1,638,150
National Storage Affiliates Trust	10,543	391,672
NNN REIT, Inc. (b)	27,483	1,082,555
Omega Healthcare Investors, Inc. (b)	39,766	1,473,728
Park Hotels & Resorts, Inc. (b)	31,034	418,649
PotlatchDeltic Corp. (b)	10,781	482,234
Rayonier, Inc.	21,189	553,877
Rexford Industrial Realty, Inc.	32,609	1,325,882
Sabra Health Care REIT, Inc. (b)	34,068	569,276
STAG Industrial, Inc.	27,393	936,293
Starwood Property Trust, Inc.	46,735	904,322
Vornado Realty Trust	24,931	1,078,515
WP Carey, Inc.	32,300	1,805,893
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,536,511)		30,399,249

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (c)	58,946,404	58,946,404
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $58,946,404)		58,946,404

TOTAL INVESTMENTS - 113.0% (Cost $437,777,343)		510,787,353
Liabilities in Excess of Other Assets - (13.0)%		(58,810,956)
TOTAL NET ASSETS - 100.0%		$451,976,397
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $56,870,361 which represented 12.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot US Mid Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$421,441,700	$–	$–	$421,441,700
Real Estate Investment Trusts	30,399,249	–	–	30,399,249
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	58,946,404
Total Investments	$451,840,949	$–	$–	$510,787,353

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $58,946,404 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.